Income Taxes - Carryforwards and Limitations (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Income Taxes
Unrecognized tax benefits, if recognized, would affect its effective income tax rate	$ 0.0	$ 0.0
Unrecognized tax benefits, income tax penalties and interest accrued	$ 0.0
Minimum
Income Taxes
Percentage of change in ownership	50.00%
State
Income Taxes
Net operating loss carryforwards amount	$ 380.1	348.7
Foreign
Income Taxes
Net operating loss carryforwards amount	0.4	0.2
U.S. federal
Income Taxes
Net operating loss carryforwards amount	$ 227.2	$ 218.9